Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property plant and equipment useful life
%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5

Schedule of weighted average annual rates for other intangible assets
%

Technology	13 - 26
Customer relationships	7 - 23
Patent	10

Schedule of fair value of each option granted
	Year ended December 31,
	2016	2017	2018
Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	34.9%-42.4%	28.9%-34.2%	30%-31.7%
Risk-free interest rate	1.3%-1.7%	1.8%-2.1%	2.6%-3.1%

Schedule of adjusted the previously reported consolidated statement of cash flows

As a result of the adoption of ASU 2016-15, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2017 as follows:

	Year Ended December 31, 2017
	As previously reported	Adjustments	As Adjusted
Net cash provided by financing activities	70,775	(766)	70,009
Net cash provided by operating activities	8,482	766	9,248

As a result of the adoption of ASU 2016-18, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2016 as follows:

	Year Ended December 31, 2016
	As previously reported	Adjustments	As Adjusted

Restricted cash, net	$1,393	$(1,393)	$-
Net cash used in investing activities	(8,317)	(1,393)	(9,710)
Increase in cash, cash equivalents and restricted cash	6,557	(1,393)	5,164
Cash, cash equivalents and restricted cash at the beginning of the year	54,351	1,393	55,744